13 WARRANTS (Tables)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Temporary Equity Disclosure [Abstract]
Outstanding warrants
			Weighted Avg.
	Number of	Weighted Avg.	Remaining	Intrinsic
	Shares	Exercise Price	Term	Value
Outstanding at December 31, 2015	2,777,777	1.80	4.41	$13,333,330

Granted	1,007,000	6.00	—	—

Exercised	1,111,111	1.80	—	—

Outstanding at September 30, 2016	2,673,666	1.8	3.66	$15,444,440

			Weighted Avg.
	Number of	Weighted Avg.	Remaining	Intrinsic
	Shares	Exercise Price	Term	Value
None outstanding at March 31, 2015	—	—	—

Granted	2,777,777	1.8	4.41	$13,333,330

Outstanding at December 31, 2015	2,777,777	1.8	4.41	$13,333,330